UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06441

AMERICAN CENTURY INTERNATIONAL BOND FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	06-30

Date of reporting period:	9-30-2012

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

International Bond Fund

September 30, 2012

International Bond - Schedule of Investments
SEPTEMBER 30, 2012 (UNAUDITED)

		Shares/ Principal Amount	Value ($)
GOVERNMENT BONDS — 83.9%

AUSTRALIA — 2.7%
Government of Australia, 6.50%, 5/15/13	AUD	12,450,000	13,200,080
Government of Australia, 5.75%, 7/15/22		6,440,000	8,290,967
New South Wales Treasury Corp., 5.50%, 3/1/17		12,100,000	13,814,663

			35,305,710

AUSTRIA — 4.7%
Republic of Austria, 3.40%, 10/20/14(1)	EUR	14,480,000	19,873,929
Republic of Austria, 4.35%, 3/15/19(1)		8,080,000	12,357,599
Republic of Austria, 3.90%, 7/15/20(1)		11,590,000	17,371,536
Republic of Austria, 4.15%, 3/15/37(1)		7,285,000	11,527,718

			61,130,782

BELGIUM — 4.4%
Kingdom of Belgium, 4.00%, 3/28/14		10,100,000	13,709,954
Kingdom of Belgium, 4.00%, 3/28/18		12,195,000	17,824,872
Kingdom of Belgium, 3.75%, 9/28/20		8,370,000	12,027,747
Kingdom of Belgium, 5.00%, 3/28/35		7,800,000	12,751,925

			56,314,498

CANADA — 4.5%
Government of Canada, 5.00%, 6/1/14	CAD	20,090,000	21,756,095
Government of Canada, 1.50%, 3/1/17		3,000,000	3,081,660
Government of Canada, 5.75%, 6/1/33		9,040,000	14,443,402
Province of British Columbia Canada, 3.25%, 12/18/21		7,920,000	8,575,690
Province of Ontario Canada, 4.40%, 6/2/19		9,500,000	10,987,280

			58,844,127

DENMARK — 3.6%
Kingdom of Denmark, 4.00%, 11/15/17	DKK	75,000,000	15,223,390
Kingdom of Denmark, 4.00%, 11/15/19		8,300,000	1,739,488
Kingdom of Denmark, 7.00%, 11/10/24		51,900,000	14,441,574
Kingdom of Denmark, 4.50%, 11/15/39		60,760,000	15,778,853

			47,183,305

FINLAND — 4.9%
Government of Finland, 3.125%, 9/15/14	EUR	7,440,000	10,132,638
Government of Finland, 3.875%, 9/15/17		13,290,000	19,734,227
Government of Finland, 4.375%, 7/4/19		2,725,000	4,237,214
Government of Finland, 3.375%, 4/15/20		10,380,000	15,280,268
Government of Finland, 4.00%, 7/4/25		8,640,000	13,515,564

			62,899,911

FRANCE — 3.9%
French Treasury Note, 2.25%, 2/25/16		18,980,000	25,853,927
Government of France, 4.00%, 4/25/14		4,370,000	5,956,898
Government of France, 3.25%, 10/25/21		2,440,000	3,443,881
Government of France, 5.50%, 4/25/29		3,580,000	6,197,009
Government of France, 4.75%, 4/25/35		5,590,000	9,130,094

			50,581,809

GERMANY — 7.5%
German Federal Republic, 0.25%, 3/14/14		17,660,000	22,779,648
German Federal Republic, 2.00%, 2/26/16		19,300,000	26,348,228
German Federal Republic, 4.00%, 1/4/18		9,100,000	13,780,493
German Federal Republic, 1.75%, 7/4/22		10,010,000	13,268,800
German Federal Republic, 4.75%, 7/4/34		10,910,000	20,233,579
German Federal Republic, 4.25%, 7/4/39		400,000	726,200

			97,136,948

JAPAN — 21.9%
Government of Japan, 0.60%, 9/20/14	JPY	3,072,600,000	39,757,531
Government of Japan, 1.20%, 6/20/15		3,530,000,000	46,582,882
Government of Japan, 1.50%, 9/20/18		4,338,000,000	59,543,997
Government of Japan, 1.00%, 12/20/21		3,489,300,000	45,985,969
Government of Japan, 2.10%, 12/20/26		3,689,850,000	52,655,871
Government of Japan, 2.40%, 3/20/37		1,803,000,000	25,934,390
Government of Japan, 2.00%, 9/20/41		984,300,000	12,985,029

			283,445,669

NETHERLANDS — 4.3%
Kingdom of Netherlands, 4.00%, 7/15/16(1)	EUR	13,850,000	20,165,741
Kingdom of Netherlands, 3.50%, 7/15/20(1)		15,510,000	23,047,412
Kingdom of Netherlands, 4.00%, 1/15/37(1)		7,140,000	11,890,617

			55,103,770

NEW ZEALAND — 0.4%
New Zealand Government Bond, 5.00%, 3/15/19	NZD	5,200,000	4,798,994

NORWAY — 0.4%
Government of Norway, 4.25%, 5/19/17	NOK	28,000,000	5,503,619

SWEDEN — 1.3%
Government of Sweden, 6.75%, 5/5/14	SEK	26,200,000	4,370,001
Government of Sweden, 4.25%, 3/12/19		47,530,000	8,623,662
Government of Sweden, 3.50%, 6/1/22		18,500,000	3,330,718

			16,324,381

SWITZERLAND — 0.5%
Switzerland Government Bond, 2.00%, 4/28/21	CHF	4,600,000	5,550,960
Switzerland Government Bond, 2.50%, 3/8/36		1,030,000	1,455,844

			7,006,804

UNITED KINGDOM — 18.9%
Government of United Kingdom, 5.00%, 9/7/14	GBP	19,600,000	34,590,485
Government of United Kingdom, 4.00%, 9/7/16		23,240,000	42,768,337
Government of United Kingdom, 4.50%, 3/7/19		16,475,000	32,542,057
Government of United Kingdom, 3.75%, 9/7/21		14,155,000	27,271,996
Government of United Kingdom, 4.25%, 3/7/36		25,730,000	51,355,837
Government of United Kingdom, 4.50%, 12/7/42		19,260,000	39,936,341
Government of United Kingdom, 4.25%, 12/7/55		7,900,000	16,016,153

			244,481,206

TOTAL GOVERNMENT BONDS (Cost $988,327,651)			1,086,061,533

CREDIT — 7.7%

FRANCE — 1.2%
Cie de Financement Foncier MTN, 4.50%, 5/16/18	EUR	5,240,000	7,773,971
Cie de Financement Foncier, 4.375%, 4/25/19		5,500,000	8,155,928

			15,929,899

GERMANY — 0.8%
Kreditanstalt fuer Wiederaufbau, 3.875%, 1/21/19		2,890,000	4,327,517
Kreditanstalt fuer Wiederaufbau MTN, 4.625%, 1/4/23		3,790,000	6,130,660

			10,458,177

IRELAND — 0.5%
GE Capital European Funding MTN, 5.375%, 1/23/20		4,500,000	6,895,528

MULTI-NATIONAL — 2.3%
European Investment Bank MTN, 2.50%, 7/15/15		6,450,000	8,771,960
European Investment Bank MTN, 3.625%, 1/15/21		5,100,000	7,425,986
International Bank for Reconstruction & Development MTN, 3.875%, 5/20/19		8,500,000	12,887,454

			29,085,400

NETHERLANDS — 1.0%
Allianz Finance II BV MTN, 4.75%, 7/22/19		4,800,000	7,240,704
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA MTN, 4.375%, 6/7/21		4,000,000	5,872,174

			13,112,878

UNITED KINGDOM — 1.9%
Abbey National Treasury Services plc MTN, 5.125%, 4/14/22	GBP	2,200,000	4,203,334
Bank of Scotland plc MTN, 3.25%, 1/25/13	EUR	10,000,000	12,976,227
Co-Operative Bank plc, 4.75%, 11/11/21	GBP	4,000,000	7,486,823

			24,666,384

TOTAL CREDIT (Cost $97,948,910)			100,148,266

TEMPORARY CASH INVESTMENTS — 3.6%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.75%, 3/31/14, valued at $21,233,867), in a joint trading account at 0.11%, dated 9/28/12, due 10/1/12 (Delivery value $20,806,580)			20,806,389
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $12,740,432), in a joint trading account at 0.15%, dated 9/28/12, due 10/1/12 (Delivery value $12,483,989)			12,483,833
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $4,241,989), in a joint trading account at 0.12%, dated 9/28/12, due 10/1/12 (Delivery value $4,161,320)			4,161,278
SSgA U.S. Government Money Market Fund		9,130,522	9,130,522

TOTAL TEMPORARY CASH INVESTMENTS (Cost $46,582,022)			46,582,022

TOTAL INVESTMENT SECURITIES — 95.2% (Cost $1,132,858,583)	1,232,791,821

OTHER ASSETS AND LIABILITIES — 4.8%	61,705,163

TOTAL NET ASSETS — 100.0%	$1,294,496,984

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Contracts to Buy		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)
4,360,611	EUR for JPY	HSBC Holdings plc	10/25/12	5,604,863	259,405
4,470,000	GBP for EUR	UBS AG	10/25/12	7,217,655	209,365
390,256,000	JPY for EUR	UBS AG	10/25/12	5,001,661	39,729
10,050,000	NOK for SEK	Deutsche Bank	10/25/12	1,752,781	67,557
7,910,000	NOK for SEK	HSBC Holdings plc	10/25/12	1,379,552	43,020
8,880,000	NOK for SEK	UBS AG	10/25/12	1,548,726	38,753
10,032,366	CAD for USD	Barclays Bank plc	10/25/12	10,199,687	369,527
670,000	CAD for USD	Westpac Group	10/25/12	681,174	13,378
145,330,000	CZK for USD	Deutsche Bank	10/25/12	7,428,899	561,660
120,883,387	DKK for USD	Barclays Bank plc	10/25/12	20,845,719	1,111,266
730,000	EUR for USD	HSBC Holdings plc	10/25/12	938,298	(4,038)
2,300,000	EUR for USD	HSBC Holdings plc	10/25/12	2,956,280	(20,334)
1,730,000	GBP for USD	Barclays Bank plc	10/25/12	2,793,410	25,185
550,000	GBP for USD	HSBC Holdings plc	10/25/12	888,078	3,277
10,000	GBP for USD	HSBC Holdings plc	10/25/12	16,147	554
220,000	GBP for USD	UBS AG	10/25/12	355,231	9,752
3,910,000	HKD for USD	Westpac Group	10/25/12	504,255	46
55,900,000	JPY for USD	Barclays Bank plc	10/25/12	716,435	1,793
64,990,000	JPY for USD	HSBC Holdings plc	10/25/12	832,935	(1,693)
170,000,000	JPY for USD	HSBC Holdings plc	10/25/12	2,178,781	(7,770)
1,217,561,236	JPY for USD	UBS AG	10/25/12	15,604,703	61,104
44,992,330,003	KRW for USD	HSBC Holdings plc	10/25/12	40,377,950	1,474,077
15,973,510,001	KRW for USD	HSBC Holdings plc	10/25/12	14,335,279	277,184
22,367,086	NOK for USD	Deutsche Bank	10/25/12	3,900,956	245,666
3,787,340	NZD for USD	Westpac Group	10/25/12	3,134,252	162,932
14,210,000	SGD for USD	HSBC Holdings plc	10/25/12	11,578,855	319,842
40,940,000	TWD for USD	HSBC Holdings plc	10/25/12	1,395,867	30,881
				164,168,429	5,292,118
(Value on Settlement Date $158,876,311)

Contracts to Sell		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)
419,506,000	JPY for EUR	HSBC Holdings plc	10/25/12	5,376,540	(31,082)
5,660,987	EUR for GBP	UBS AG	10/25/12	7,276,287	(267,997)
3,953,613	EUR for JPY	UBS AG	10/25/12	5,081,733	(119,801)
11,401,625	SEK for NOK	Deutsche Bank	10/25/12	1,734,558	(49,335)
8,903,733	SEK for NOK	HSBC Holdings plc	10/25/12	1,354,548	(18,015)
10,040,172	SEK for NOK	UBS AG	10/25/12	1,527,437	(17,464)
310,000	AUD for USD	UBS AG	10/25/12	320,938	1,136
1,170,000	AUD for USD	UBS AG	10/25/12	1,211,283	(3,879)
460,000	AUD for USD	Westpac Group	10/25/12	476,231	3,912
2,495,759	AUD for USD	Westpac Group	10/25/12	2,583,822	(44,811)
1,000,000	CAD for USD	Barclays Bank plc	10/25/12	1,016,678	(21,515)

860,000	CAD for USD	HSBC Holdings plc	10/25/12	874,343	(36,626)
520,000	CAD for USD	UBS AG	10/25/12	528,673	(3,728)
2,650,000	CAD for USD	UBS AG	10/25/12	2,694,197	(22,153)
400,000	CHF for USD	UBS AG	10/25/12	425,484	(15,315)
5,600,000	DKK for USD	HSBC Holdings plc	10/25/12	965,691	(38,293)
310,000	DKK for USD	UBS AG	10/25/12	53,458	(2,129)
7,200,000	DKK for USD	UBS AG	10/25/12	1,241,603	(26,435)
17,930,000	DKK for USD	UBS AG	10/25/12	3,091,936	(74,586)
5,500,000	EUR for USD	Barclays Bank plc	10/25/12	7,069,365	(294,575)
1,050,000	EUR for USD	HSBC Holdings plc	10/25/12	1,349,606	(52,636)
3,990,000	EUR for USD	HSBC Holdings plc	10/25/12	5,128,503	(217,351)
5,500,000	EUR for USD	HSBC Holdings plc	10/25/12	7,069,365	(307,527)
730,000	EUR for USD	UBS AG	10/25/12	938,298	(36,988)
2,000,000	GBP for USD	Barclays Bank plc	10/25/12	3,229,376	(94,476)
4,000,000	GBP for USD	Barclays Bank plc	10/25/12	6,458,752	(137,440)
1,250,000	GBP for USD	HSBC Holdings plc	10/25/12	2,018,360	(59,273)
2,030,000	GBP for USD	HSBC Holdings plc	10/25/12	3,277,817	(92,343)
10,948,861	GBP for USD	UBS AG	10/25/12	17,678,995	(698,844)
330,000,000	JPY for USD	Barclays Bank plc	10/25/12	4,229,399	(2,369)
10,900,000	JPY for USD	HSBC Holdings plc	10/25/12	139,698	(168)
337,600,000	JPY for USD	HSBC Holdings plc	10/25/12	4,326,803	(2,811)
80,370,000	JPY for USD	HSBC Holdings plc	10/25/12	1,030,051	(3,181)
26,230,000	JPY for USD	UBS AG	10/25/12	336,173	(5,497)
1,924,869,995	KRW for USD	HSBC Holdings plc	10/25/12	1,727,457	(27,042)
1,630,000	NOK for USD	Deutsche Bank	10/25/12	284,282	(14,155)
820,000	NOK for USD	UBS AG	10/25/12	143,013	(1,915)
3,680,000	NOK for USD	UBS AG	10/25/12	641,814	(11,516)
120,000	NZD for USD	UBS AG	10/25/12	99,307	(4,432)
110,000	NZD for USD	Westpac Group	10/25/12	91,032	(2,181)
420,000	NZD for USD	Westpac Group	10/25/12	347,575	(8,971)
2,850,000	SEK for USD	Deutsche Bank	10/25/12	433,578	(13,515)
8,947,763	SEK for USD	Deutsche Bank	10/25/12	1,361,246	(82,188)
3,330,000	SEK for USD	UBS AG	10/25/12	506,602	(2,362)
4,240,000	SEK for USD	UBS AG	10/25/12	645,042	(14,757)
2,370,000	SGD for USD	HSBC Holdings plc	10/25/12	1,931,167	2,185
1,300,000	SGD for USD	HSBC Holdings plc	10/25/12	1,059,290	(17,168)
3,040,000	TWD for USD	HSBC Holdings plc	10/25/12	103,650	(1,688)
37,900,000	TWD for USD	HSBC Holdings plc	10/25/12	1,292,217	(2,223)
				112,783,273	(2,995,523)
(Value on Settlement Date $109,787,750)

Notes to Schedule of Investments
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	South Korea Won

MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar

(1)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $116,234,552, which represented 9.0% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Government Bonds	—	1,086,061,533	—
Credit	—	100,148,266	—
Temporary Cash Investments	9,130,522	37,451,500	—

Total Value of Investment Securities	9,130,522	1,223,661,299	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	2,296,595	—

3. Federal Tax Information

As of September 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,133,776,115
Gross tax appreciation of investments	$107,143,599
Gross tax depreciation of investments	(8,127,893)
Net tax appreciation (depreciation) of investments	$99,015,706

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Global Bond Fund

September 30, 2012

Global Bond - Schedule of Investments
SEPTEMBER 30, 2012 (UNAUDITED)

		Shares/ Principal Amount	Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 42.2%

AUSTRALIA — 1.7%
Government of Australia, 6.50%, 5/15/13	AUD	220,000	233,254
Government of Australia, 5.75%, 7/15/22		60,000	77,245
New South Wales Treasury Corp., 5.50%, 3/1/17		145,000	165,548

			476,047

AUSTRIA — 0.9%
Republic of Austria, 3.40%, 10/20/14(1)	EUR	100,000	137,251
Republic of Austria, 4.35%, 3/15/19(1)		75,000	114,705
Republic of Austria, 4.15%, 3/15/37(1)		10,000	15,824

			267,780

BELGIUM — 0.9%
Kingdom of Belgium, 4.00%, 3/28/14		60,000	81,445
Kingdom of Belgium, 4.00%, 3/28/18		30,000	43,850
Kingdom of Belgium, 3.75%, 9/28/20		25,000	35,925
Kingdom of Belgium, 5.00%, 3/28/35		55,000	89,918

			251,138

BRAZIL — 0.4%
Brazilian Government International Bond, 5.875%, 1/15/19		$100,000	125,000

CANADA — 2.6%
Government of Canada, 5.00%, 6/1/14	CAD	75,000	81,220
Government of Canada, 4.00%, 6/1/17		170,000	194,097
Government of Canada, 3.75%, 6/1/19		65,000	75,697
Government of Canada, 3.25%, 6/1/21		85,000	97,735
Government of Canada, 5.75%, 6/1/33		40,000	63,909
Government of Canada, 4.00%, 6/1/41		30,000	41,158
Province of British Columbia Canada, 4.10%, 12/18/19		65,000	74,770
Province of Ontario Canada, 1.60%, 9/21/16		$40,000	41,401
Province of Ontario Canada, 4.65%, 6/2/41	CAD	70,000	88,426

			758,413

DENMARK — 0.3%
Kingdom of Denmark, 4.00%, 11/15/19	DKK	350,000	73,352
Kingdom of Denmark, 4.50%, 11/15/39		55,000	14,283

			87,635

FINLAND — 0.3%
Government of Finland, 3.375%, 4/15/20	EUR	50,000	73,604

FRANCE — 0.7%
Government of France, 4.00%, 4/25/14		55,000	74,972
Government of France, 5.50%, 4/25/29		75,000	129,826

			204,798

GERMANY — 3.0%
German Federal Republic, 2.00%, 2/26/16		90,000	122,867
German Federal Republic, 2.25%, 9/4/20		405,000	566,310
German Federal Republic, 4.25%, 7/4/39		95,000	172,473

			861,650

IRELAND — 0.5%
Ireland Government Bond, 4.00%, 1/15/14		70,000	92,413
Ireland Government Bond, 5.90%, 10/18/19		35,000	47,745

			140,158

ITALY — 2.5%
Republic of Italy, 3.75%, 8/1/15		185,000	242,941
Republic of Italy, 5.25%, 8/1/17		140,000	190,240
Republic of Italy, 4.75%, 8/1/23		130,000	163,278
Republic of Italy, 4.00%, 2/1/37		135,000	138,820

			735,279

JAPAN — 17.4%
Government of Japan, 0.60%, 9/20/14	JPY	50,200,000	649,557
Government of Japan, 1.20%, 6/20/15		78,300,000	1,033,269
Government of Japan, 1.50%, 9/20/18		105,000,000	1,441,245
Government of Japan, 1.00%, 12/20/21		54,000,000	711,673
Government of Japan, 2.40%, 3/20/37		83,300,000	1,198,189

			5,033,933

MEXICO — 0.2%
United Mexican States, 5.95%, 3/19/19		$30,000	37,350
United Mexican States, 6.05%, 1/11/40		20,000	26,750

			64,100

MULTI-NATIONAL — 1.3%
European Investment Bank, 2.50%, 7/15/15	EUR	130,000	176,799
European Investment Bank, MTN, 3.625%, 1/15/21		50,000	72,804
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19		85,000	128,875

			378,478

NETHERLANDS — 1.3%
Kingdom of Netherlands, 4.00%, 7/15/16(1)		140,000	203,842
Kingdom of Netherlands, 3.50%, 7/15/20(1)		90,000	133,737
Kingdom of Netherlands, 4.00%, 1/15/37(1)		20,000	33,307

			370,886

NEW ZEALAND — 0.2%
New Zealand Government Bond, 5.00%, 3/15/19	NZD	50,000	46,144

NORWAY — 0.2%
Government of Norway, 4.25%, 5/19/17	NOK	250,000	49,140

PERU — 0.1%
Republic of Peru, 6.55%, 3/14/37		$10,000	14,775

POLAND†
Poland Government International Bond, 3.00%, 3/17/23		10,000	9,852

SOUTH KOREA — 0.1%
Korea Development Bank, 3.25%, 3/9/16		40,000	42,181

SPAIN — 0.7%
Government of Spain, 5.85%, 1/31/22	EUR	165,000	210,954

SWEDEN — 0.9%
Government of Sweden, 6.75%, 5/5/14	SEK	1,000,000	166,794
Government of Sweden, 4.25%, 3/12/19		450,000	81,646

			248,440

SWITZERLAND — 0.2%
Switzerland Government Bond, 2.00%, 4/28/21	CHF	55,000	66,370

UNITED KINGDOM — 5.8%
Government of United Kingdom, 5.00%, 9/7/14	GBP	85,000	150,010
Government of United Kingdom, 4.00%, 9/7/16		210,000	386,461
Government of United Kingdom, 3.75%, 9/7/21		170,000	327,534
Government of United Kingdom, 4.50%, 12/7/42		335,000	694,635
Government of United Kingdom, 4.25%, 12/7/55		60,000	121,641

			1,680,281

TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $11,955,923)			12,197,036

CORPORATE BONDS — 25.6%

AEROSPACE AND DEFENSE — 0.3%
Lockheed Martin Corp., 4.25%, 11/15/19		$20,000	22,674
Raytheon Co., 4.40%, 2/15/20		20,000	23,214
United Technologies Corp., 5.70%, 4/15/40		10,000	13,056
United Technologies Corp., 4.50%, 6/1/42		20,000	22,543

			81,487

AUTOMOBILES — 0.4%
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		20,000	22,672
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(1)		100,000	100,720

			123,392

BEVERAGES — 0.4%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		40,000	54,195
Coca-Cola Co. (The), 1.80%, 9/1/16		30,000	31,292
PepsiCo, Inc., 3.60%, 8/13/42		10,000	9,886
SABMiller Holdings, Inc., 2.45%, 1/15/17(1)		20,000	20,945
SABMiller Holdings, Inc., 3.75%, 1/15/22(1)		10,000	10,883

			127,201

BIOTECHNOLOGY — 0.2%
Amgen, Inc., 2.125%, 5/15/17		30,000	31,021
Celgene Corp., 3.25%, 8/15/22		10,000	10,119
Gilead Sciences, Inc., 4.40%, 12/1/21		20,000	22,780

			63,920

CAPITAL MARKETS — 1.5%
ABN Amro Bank NV, MTN, 6.375%, 4/27/21	EUR	100,000	133,915
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.375%, 1/19/17		$50,000	53,134
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22		10,000	10,636
Fidelity International Ltd., MTN, 6.75%, 10/19/20	GBP	50,000	89,035
Jefferies Group, Inc., 5.125%, 4/13/18		$10,000	10,200
Northern Trust Corp., 4.625%, 5/1/14		30,000	31,927
UBS AG, MTN, 6.625%, 4/11/18	GBP	50,000	97,272

			426,119

CHEMICALS — 0.5%
Ashland, Inc., 4.75%, 8/15/22(1)		$10,000	10,275
CF Industries, Inc., 7.125%, 5/1/20		30,000	37,725
Dow Chemical Co. (The), 5.90%, 2/15/15		50,000	55,737
Eastman Chemical Co., 3.60%, 8/15/22		20,000	21,116

Ecolab, Inc., 4.35%, 12/8/21		20,000	22,738

			147,591

COMMERCIAL BANKS — 4.0%
Abbey National Treasury Services plc, MTN, 5.125%, 4/14/22	GBP	100,000	191,061
Banca Monte dei Paschi di Siena SpA, 4.875%, 9/15/16	EUR	100,000	133,858
Bank of America N.A., 5.30%, 3/15/17		$50,000	55,589
Bank of Nova Scotia, 2.55%, 1/12/17		20,000	21,189
Barclays Bank plc, MTN, VRN, 4.875%, 12/15/14	EUR	40,000	35,467
CaixaBank, 4.25%, 1/26/17		100,000	125,761
Capital One Financial Corp., 2.15%, 3/23/15		$10,000	10,260
Commerzbank AG, MTN, 6.375%, 3/22/19	EUR	60,000	71,983
HSBC Bank plc, 3.50%, 6/28/15(1)		$20,000	21,233
Intesa Sanpaolo SpA, MTN, 4.125%, 4/14/20	EUR	50,000	61,845
Kreditanstalt fuer Wiederaufbau, 2.00%, 6/1/16		$50,000	52,476
Kreditanstalt fuer Wiederaufbau, 3.875%, 1/21/19	EUR	70,000	104,819
Kreditanstalt fuer Wiederaufbau, MTN, 4.625%, 1/4/23		70,000	113,231
PNC Funding Corp., 3.625%, 2/8/15		$40,000	42,523
Royal Bank of Scotland plc (The), 4.375%, 3/16/16		40,000	43,123
U.S. Bancorp., MTN, 2.95%, 7/15/22		10,000	10,119
Wells Fargo & Co., 2.10%, 5/8/17		30,000	31,078
Wells Fargo & Co., 5.625%, 12/11/17		20,000	24,045
Wells Fargo & Co., MTN, 3.50%, 3/8/22		10,000	10,689

			1,160,349

COMMERCIAL SERVICES AND SUPPLIES — 0.2%
Republic Services, Inc., 5.50%, 9/15/19		10,000	11,862
Republic Services, Inc., 3.55%, 6/1/22		10,000	10,536
Waste Management, Inc., 2.60%, 9/1/16		20,000	21,018

			43,416

COMPUTERS AND PERIPHERALS — 0.1%
Hewlett-Packard Co., 2.60%, 9/15/17		30,000	30,136

CONSUMER FINANCE — 0.5%
American Express Credit Corp., MTN, 2.75%, 9/15/15		70,000	73,797
American Express Credit Corp., MTN, 2.375%, 3/24/17		10,000	10,532
Credit Suisse (New York), 5.50%, 5/1/14		40,000	42,738
SLM Corp., 6.25%, 1/25/16		20,000	21,800

			148,867

DIVERSIFIED FINANCIAL SERVICES — 3.2%
Ally Financial, Inc., 8.30%, 2/12/15		40,000	44,400
Bank of America Corp., 4.50%, 4/1/15		10,000	10,718
Bank of America Corp., 6.50%, 8/1/16		10,000	11,577
Bank of America Corp., 5.75%, 12/1/17		40,000	46,085
Bank of America Corp., 5.70%, 1/24/22		10,000	11,770
Citigroup, Inc., 6.01%, 1/15/15		30,000	32,895
Citigroup, Inc., 6.125%, 5/15/18		60,000	71,126
Citigroup, Inc., 4.50%, 1/14/22		10,000	11,003
General Electric Capital Corp., 4.375%, 9/16/20		50,000	55,245
General Electric Capital Corp., MTN, 6.00%, 8/7/19		70,000	85,278
Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16		50,000	52,795
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		50,000	57,713
HSBC Holdings plc, 5.10%, 4/5/21		30,000	34,725

HSBC Holdings plc, MTN, 3.875%, 3/16/16	EUR	100,000	139,849
JPMorgan Chase & Co., 3.45%, 3/1/16		$10,000	10,673
JPMorgan Chase & Co., 6.00%, 1/15/18		70,000	83,574
JPMorgan Chase & Co., 4.25%, 10/15/20		20,000	21,894
Morgan Stanley, 5.50%, 7/24/20		30,000	32,449
Societe Generale SA, 2.50%, 1/15/14		100,000	100,720
Syngenta Finance NV, 3.125%, 3/28/22		10,000	10,529

			925,018

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.4%
AT&T, Inc., 6.55%, 2/15/39		40,000	54,479
CenturyLink, Inc., 5.80%, 3/15/22		10,000	10,904
Deutsche Telekom International Finance BV, 6.75%, 8/20/18		30,000	37,712
Frontier Communications Corp., 7.125%, 3/15/19		25,000	26,750
Koninklijke KPN NV, MTN, 4.75%, 1/17/17	EUR	50,000	72,027
Telefonica Emisiones SAU, 5.46%, 2/16/21		$20,000	19,650
Telefonica Emisiones SAU, MTN, 5.375%, 2/2/18	GBP	50,000	81,163
Verizon Communications, Inc., 4.60%, 4/1/21		$40,000	47,541
Virgin Media Finance plc, 8.375%, 10/15/19		45,000	51,412

			401,638

ELECTRIC UTILITIES — 0.1%
AES Corp. (The), 9.75%, 4/15/16		20,000	24,000

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16		20,000	23,250
Jabil Circuit, Inc., 5.625%, 12/15/20		10,000	10,750

			34,000

ENERGY EQUIPMENT AND SERVICES — 0.2%
Ensco plc, 3.25%, 3/15/16		20,000	21,359
Noble Holding International Ltd., 3.95%, 3/15/22		10,000	10,517
Transocean, Inc., 6.375%, 12/15/21		10,000	11,992

			43,868

FOOD AND STAPLES RETAILING — 0.3%
CVS Caremark Corp., 6.60%, 3/15/19		30,000	38,397
Safeway, Inc., 4.75%, 12/1/21		10,000	10,216
Wal-Mart Stores, Inc., 5.625%, 4/15/41		30,000	40,235
Walgreen Co., 1.80%, 9/15/17		10,000	10,127

			98,975

FOOD PRODUCTS — 0.3%
Kraft Foods, Inc., 6.50%, 2/9/40		10,000	13,611
Kraft Foods, Inc., 5.00%, 6/4/42(1)		10,000	11,216
TreeHouse Foods, Inc., 7.75%, 3/1/18		45,000	49,275

			74,102

GAS UTILITIES — 0.6%
El Paso Corp., 7.25%, 6/1/18		40,000	46,272
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20		10,000	11,915
Enterprise Products Operating LLC, 5.20%, 9/1/20		30,000	35,406
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		20,000	24,298
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22		10,000	10,640
TransCanada PipeLines Ltd., 2.50%, 8/1/22		20,000	20,281

Williams Partners LP, 4.125%, 11/15/20		10,000	10,873
Williams Partners LP, 3.35%, 8/15/22		10,000	10,246

			169,931

HEALTH CARE EQUIPMENT AND SUPPLIES†
Covidien International Finance SA, 3.20%, 6/15/22		10,000	10,591

HEALTH CARE PROVIDERS AND SERVICES — 0.7%
Express Scripts, Inc., 6.25%, 6/15/14		50,000	54,492
Express Scripts, Inc., 2.65%, 2/15/17(1)		40,000	41,968
HCA, Inc., 7.875%, 2/15/20		30,000	33,862
Healthsouth Corp., 8.125%, 2/15/20		40,000	44,600
Mayo Clinic Rochester, 3.77%, 11/15/43		10,000	10,089
WellPoint, Inc., 3.125%, 5/15/22		10,000	10,005

			195,016

HOTELS, RESTAURANTS AND LEISURE — 0.1%
Wyndham Worldwide Corp., 2.95%, 3/1/17		20,000	20,193

HOUSEHOLD PRODUCTS — 0.2%
Jarden Corp., 8.00%, 5/1/16		45,000	48,263

INSURANCE — 1.4%
American International Group, Inc., 5.85%, 1/16/18		40,000	46,515
Aviva plc, VRN, 4.73%, 11/28/14	EUR	50,000	56,400
AXA SA, MTN, VRN, 6.21%, 10/5/17		50,000	53,963
Berkshire Hathaway, Inc., 3.00%, 5/15/22		$10,000	10,391
CNP Assurances, VRN, 6.00%, 9/14/20	EUR	50,000	54,996
Hartford Financial Services Group, Inc., 6.30%, 3/15/18		$20,000	23,206
International Lease Finance Corp., 5.75%, 5/15/16		10,000	10,654
Lincoln National Corp., 6.25%, 2/15/20		20,000	23,602
MetLife, Inc., 6.75%, 6/1/16		30,000	35,943
Prudential Financial, Inc., 5.375%, 6/21/20		20,000	23,161
Scottish Widows plc, VRN, 5.125%, 9/24/15	GBP	50,000	63,946

			402,777

IT SERVICES — 0.1%
Fidelity National Information Services, Inc., 5.00%, 3/15/22		$10,000	10,375
International Business Machines Corp., 1.95%, 7/22/16		30,000	31,368

			41,743

LIFE SCIENCES TOOLS AND SERVICES — 0.1%
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21		20,000	21,446

MACHINERY — 0.1%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22		20,000	20,703
Deere & Co., 3.90%, 6/9/42		10,000	10,404

			31,107

MEDIA — 1.7%
Comcast Corp., 5.90%, 3/15/16		30,000	34,893
Comcast Corp., 6.50%, 11/15/35		10,000	12,970
Comcast Corp., 6.40%, 5/15/38		30,000	38,597
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.55%, 3/15/15		80,000	84,779
Discovery Communications LLC, 5.625%, 8/15/19		20,000	24,174
DISH DBS Corp., 6.75%, 6/1/21		50,000	54,750
Lamar Media Corp., 7.875%, 4/15/18		70,000	77,700
News America, Inc., 3.00%, 9/15/22(1)		10,000	10,113

Time Warner Cable, Inc., 6.75%, 7/1/18		40,000	50,380
Time Warner, Inc., 4.875%, 3/15/20		20,000	23,138
Time Warner, Inc., 4.90%, 6/15/42		10,000	11,031
Univision Communications, Inc., 6.875%, 5/15/19(1)		30,000	31,050
Viacom, Inc., 4.375%, 9/15/14		30,000	32,100

			485,675

METALS AND MINING — 0.2%
ArcelorMittal, 6.50%, 2/25/22		10,000	9,869
Newmont Mining Corp., 3.50%, 3/15/22		10,000	10,167
Vale Overseas Ltd., 5.625%, 9/15/19		30,000	33,906

			53,942

MULTI-UTILITIES — 1.0%
Consumers Energy Co., 2.85%, 5/15/22		10,000	10,464
Dominion Resources, Inc., 4.90%, 8/1/41		10,000	11,639
Duke Energy Corp., 6.30%, 2/1/14		50,000	53,686
Duke Energy Corp., 1.625%, 8/15/17		20,000	20,087
Enel SpA, MTN, 6.25%, 6/20/19	GBP	50,000	85,918
FirstEnergy Solutions Corp., 6.05%, 8/15/21		$10,000	11,240
GDF Suez, MTN, 2.75%, 10/18/17	EUR	40,000	54,960
Ipalco Enterprises, Inc., 5.00%, 5/1/18		$10,000	10,525
Pacific Gas & Electric Co., 5.80%, 3/1/37		10,000	12,838
Progress Energy, Inc., 3.15%, 4/1/22		10,000	10,207
San Diego Gas & Electric Co., 3.00%, 8/15/21		20,000	21,434

			302,998

OIL, GAS AND CONSUMABLE FUELS — 2.2%
Alpha Natural Resources, Inc., 6.00%, 6/1/19		50,000	42,000
Anadarko Petroleum Corp., 5.95%, 9/15/16		20,000	23,199
Apache Corp., 4.75%, 4/15/43		10,000	11,490
BP Capital Markets plc, 4.50%, 10/1/20		20,000	23,261
BP Capital Markets plc, MTN, 3.83%, 10/6/17	EUR	50,000	71,633
ConocoPhillips Holding Co., 6.95%, 4/15/29		$20,000	28,408
Devon Energy Corp., 5.60%, 7/15/41		10,000	11,925
Marathon Petroleum Corp., 3.50%, 3/1/16		20,000	21,228
Marathon Petroleum Corp., 5.125%, 3/1/21		10,000	11,562
Newfield Exploration Co., 5.625%, 7/1/24		50,000	55,563
Noble Energy, Inc., 4.15%, 12/15/21		20,000	21,648
Occidental Petroleum Corp., 2.70%, 2/15/23		20,000	20,610
Peabody Energy Corp., 6.50%, 9/15/20		55,000	56,512
Pemex Project Funding Master Trust, 6.625%, 6/15/35		30,000	37,800
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20		10,000	11,450
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21		30,000	33,960
Phillips 66, 4.30%, 4/1/22(1)		10,000	10,973
Pioneer Natural Resources Co., 3.95%, 7/15/22		10,000	10,646
SandRidge Energy, Inc., 8.75%, 1/15/20		40,000	43,500
Shell International Finance BV, 2.375%, 8/21/22		30,000	30,360
Shell International Finance BV, 3.625%, 8/21/42		10,000	10,206
Suncor Energy, Inc., 6.10%, 6/1/18		20,000	24,703
Talisman Energy, Inc., 7.75%, 6/1/19		20,000	25,462

			638,099

PAPER AND FOREST PRODUCTS — 0.2%
Georgia-Pacific LLC, 5.40%, 11/1/20(1)		30,000	35,227

International Paper Co., 4.75%, 2/15/22		20,000	22,758

			57,985

PHARMACEUTICALS — 0.3%
Bristol-Myers Squibb Co., 3.25%, 8/1/42		10,000	9,323
GlaxoSmithKline Capital plc, 2.85%, 5/8/22		20,000	20,821
Merck & Co., Inc., 3.60%, 9/15/42		10,000	10,103
Roche Holdings, Inc., 6.00%, 3/1/19(1)		30,000	37,723

			77,970

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.9%
American Tower Corp., 4.625%, 4/1/15		50,000	53,897
American Tower Corp., 4.70%, 3/15/22		10,000	10,993
Boston Properties LP, 3.85%, 2/1/23		10,000	10,557
BRE Properties, Inc., 3.375%, 1/15/23		10,000	9,971
Developers Diversified Realty Corp., 4.75%, 4/15/18		20,000	22,222
Essex Portfolio LP, 3.625%, 8/15/22(1)		10,000	10,096
HCP, Inc., 3.75%, 2/1/16		40,000	42,492
Reckson Operating Partnership LP, 6.00%, 3/31/16		20,000	21,815
Simon Property Group LP, 5.10%, 6/15/15		60,000	66,226
Ventas Realty LP/Ventas Capital Corp., 4.00%, 4/30/19		10,000	10,704
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21		10,000	11,012

			269,985

ROAD AND RAIL — 0.2%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20		20,000	21,736
CSX Corp., 4.25%, 6/1/21		10,000	11,256
Firstgroup plc, 6.125%, 1/18/19	GBP	10,000	17,422

			50,414

SPECIALTY RETAIL — 0.2%
Home Depot, Inc. (The), 5.95%, 4/1/41		$10,000	13,651
Sonic Automotive, Inc., 7.00%, 7/15/22(1)		50,000	53,750

			67,401

TEXTILES, APPAREL AND LUXURY GOODS — 0.2%
Gap, Inc. (The), 5.95%, 4/12/21		10,000	11,160
Ltd. Brands, Inc., 6.625%, 4/1/21		40,000	45,600

			56,760

THRIFTS AND MORTGAGE FINANCE — 1.1%
Cie de Financement Foncier, 4.375%, 4/25/19	EUR	100,000	148,290
Cie de Financement Foncier, MTN, 4.50%, 5/16/18		110,000	163,194

			311,484

TOBACCO — 0.2%
Altria Group, Inc., 9.25%, 8/6/19		$10,000	14,221
Altria Group, Inc., 2.85%, 8/9/22		10,000	10,001
Philip Morris International, Inc., 4.125%, 5/17/21		20,000	22,740

			46,962

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18		50,000	70,160

TOTAL CORPORATE BONDS (Cost $7,058,435)			7,384,981

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(2) — 12.5%

ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.7%
FHLMC, VRN, 2.91%, 10/15/12	47,744	50,566
FHLMC, VRN, 3.28%, 10/15/12	13,781	14,504
FHLMC, VRN, 6.16%, 10/15/12	17,804	19,360
FNMA, VRN, 2.73%, 10/25/12	29,366	30,816
FNMA, VRN, 3.90%, 10/25/12	25,300	26,945
FNMA, VRN, 3.91%, 10/25/12	19,664	20,958
FNMA, VRN, 5.98%, 10/25/12	42,973	46,972

		210,121

FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 11.8%
FHLMC, 6.00%, 2/1/38	16,777	18,453
FHLMC, 4.00%, 12/1/40	13,226	14,568
FHLMC, 4.00%, 4/1/41	63,625	70,752
FNMA, 5.00%, 7/1/31	99,208	108,378
FNMA, 5.50%, 5/1/33	38,904	43,179
FNMA, 5.00%, 11/1/33	30,135	33,109
FNMA, 5.00%, 9/1/35	156,401	171,175
FNMA, 6.00%, 4/1/37	37,580	42,263
FNMA, 6.00%, 7/1/37	57,232	64,365
FNMA, 6.00%, 8/1/37	53,711	60,405
FNMA, 5.50%, 1/1/39	123,099	135,012
FNMA, 5.50%, 3/1/39	17,031	18,679
FNMA, 4.50%, 6/1/39	176,300	196,639
FNMA, 5.00%, 8/1/39	15,181	16,970
FNMA, 4.50%, 3/1/40	285,815	317,896
FNMA, 3.50%, 12/1/40	93,733	100,621
FNMA, 4.00%, 12/1/40	69,920	76,607
FNMA, 4.00%, 5/1/41	119,374	128,815
FNMA, 4.50%, 7/1/41	105,184	116,103
FNMA, 4.50%, 9/1/41	59,067	65,199
FNMA, 4.00%, 12/1/41	118,319	130,079
FNMA, 4.00%, 1/1/42	69,440	75,908
FNMA, 4.00%, 1/1/42	90,951	98,173
FNMA, 3.50%, 5/1/42	98,191	105,682
FNMA, 3.50%, 9/1/42	50,000	53,815
GNMA, 6.00%, 7/15/33	12,363	14,140
GNMA, 5.00%, 3/20/36	152,260	169,399
GNMA, 5.50%, 1/15/39	9,883	11,094
GNMA, 5.50%, 9/15/39	83,657	93,542
GNMA, 4.50%, 10/15/39	30,940	34,283
GNMA, 5.00%, 10/15/39	48,785	54,781
GNMA, 4.50%, 1/15/40	58,682	64,876
GNMA, 4.00%, 12/15/40	37,280	41,209
GNMA, 4.50%, 12/15/40	112,315	124,451
GNMA, 4.00%, 1/20/41	168,179	185,778
GNMA, 4.00%, 12/15/41	86,717	95,855
GNMA, 3.50%, 6/20/42	99,152	108,637

GNMA, 3.50%, 7/20/42	124,400	136,301

		3,397,191

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $3,539,419)		3,607,312

U.S. TREASURY SECURITIES — 4.9%

U.S. Treasury Bonds, 5.50%, 8/15/28	50,000	71,633
U.S. Treasury Bonds, 3.00%, 5/15/42	75,000	77,894
U.S. Treasury Bonds, 2.75%, 8/15/42	100,000	98,500
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14	194,859	202,714
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15	176,678	194,442
U.S. Treasury Notes, 1.875%, 10/31/17(3)	150,000	159,258
U.S. Treasury Notes, 2.625%, 4/30/18	45,000	49,641
U.S. Treasury Notes, 1.625%, 8/15/22	550,000	549,656

TOTAL U.S. TREASURY SECURITIES (Cost $1,387,871)		1,403,738

COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 2.2%

Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A4 SEQ, 4.76%, 11/10/39	50,000	52,152
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-2, Class A5 SEQ, 4.58%, 11/10/38	50,000	52,213
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, VRN, 5.39%, 10/1/12	25,000	27,543
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 10/1/12	50,000	49,963
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3 SEQ, 4.57%, 8/10/42	31,233	31,478
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 10/1/12	50,000	53,922
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 10/1/12	50,000	53,597
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	50,000	53,978
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	75,000	81,727
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(1)	25,000	27,182
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 10/11/12	35,000	38,028
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	17,134	17,418
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	100,000	107,704

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $644,960)		646,905

COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 1.3%

Banc of America Funding Corp., Series 2004-2, Class 3A1, 5.50%, 9/20/34	31,456	33,268
Banc of America Mortgage Securities, Inc., Series 2004-L, Class 2A1, VRN, 2.94%, 10/1/12	10,663	10,326

Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	10,000	10,620
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.37%, 10/1/12	29,631	28,258
JP Morgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.03%, 10/1/12	8,587	7,500
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.62%, 10/1/12	30,000	30,780
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.95%, 10/1/12	15,027	16,436
Wells Fargo Mortgage Backed Securities Trust, Series 2006-10, Class A19 SEQ, 6.00%, 8/25/36	11,262	11,477
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	46,224	48,138
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1 SEQ, 5.50%, 4/25/35	3,888	3,895
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	9,880	10,418
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-6, Class A1 SEQ, 5.25%, 8/25/35	4,068	4,074
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	30,728	32,012
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	32,300	33,427
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 5.25%, 10/1/12	18,795	17,251
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 2.62%, 10/1/12	16,374	15,559
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	48,228	50,294
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	10,670	11,059

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $352,873)		374,792

MUNICIPAL SECURITIES — 0.9%

California GO, (Building Bonds), 7.30%, 10/1/39	20,000	26,739
Illinois GO, Series 2010-3, (Building Bonds), 6.73%, 4/1/35	20,000	22,884
Maryland State Transportation Authority Rev., (Building Bonds), 5.75%, 7/1/41	30,000	39,438
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33	25,000	31,041
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	25,000	37,371
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	25,000	36,073
Ohio State University (The) Rev., (Building Bonds), 4.91%, 6/1/40	25,000	30,132
Pennsylvania Turnpike Commission Rev., Series 2010 B, (Building Bonds), 5.56%, 12/1/49	25,000	30,398

TOTAL MUNICIPAL SECURITIES (Cost $244,727)		254,076

U.S. GOVERNMENT AGENCY SECURITIES — 0.4%

FHLMC, 5.00%, 2/16/17 (Cost $116,757)	100,000	118,923

TEMPORARY CASH INVESTMENTS — 7.0%

Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.75%, 3/31/14, valued at $917,358), in a joint trading account at 0.11%, dated 9/28/12, due 10/1/12 (Delivery value $898,898)		898,890
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $550,420), in a joint trading account at 0.15%, dated 9/28/12, due 10/1/12 (Delivery value $539,341)		539,334
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.25%, 11/15/40, valued at $183,265), in a joint trading account at 0.12%, dated 9/28/12, due 10/1/12 (Delivery value $179,780)		179,778
SSgA U.S. Government Money Market Fund	394,461	394,461

TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,012,463)		2,012,463

TOTAL INVESTMENT SECURITIES — 97.0% (Cost $27,313,428)		28,000,226

OTHER ASSETS AND LIABILITIES — 3.0%		862,565

TOTAL NET ASSETS — 100.0%		$28,862,791

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Buy		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)
49,057	EUR for GBP	Barclays Bank plc	10/25/12	63,055	2,781
326,900	NOK for SEK	Deutsche Bank	10/25/12	57,013	2,198
254,500	NOK for SEK	HSBC Holdings plc	10/25/12	44,386	1,384
301,800	NOK for SEK	UBS AG	10/25/12	52,636	1,317
8,300	CAD for USD	Barclays Bank plc	10/25/12	8,439	(47)
25,100	EUR for USD	Barclays Bank plc	10/25/12	32,262	171
6,900	GBP for USD	Barclays Bank plc	10/25/12	11,141	100
4,427,000	JPY for USD	Barclays Bank plc	10/25/12	56,738	142
199,133,005	KRW for USD	HSBC Holdings plc	10/25/12	178,710	6,524
475,796	NOK for USD	Deutsche Bank	10/25/12	82,982	5,226
77,400	SGD for USD	HSBC Holdings plc	10/25/12	63,069	1,742
1,192,900	TWD for USD	HSBC Holdings plc	10/25/12	40,672	900
				691,103	22,438
(Value on Settlement Date $668,665)

Contracts to Sell		Counterparty	Settlement Date	Value ($)	Unrealized Gain (Loss) ($)
38,561	GBP for EUR	Barclays Bank plc	10/25/12	62,264	(1,990)
370,865	SEK for NOK	Deutsche Bank	10/25/12	56,421	(1,605)
286,473	SEK for NOK	HSBC Holdings plc	10/25/12	43,582	(580)
341,230	SEK for NOK	UBS AG	10/25/12	51,912	(593)
4,200	AUD for USD	Westpac Group	10/25/12	4,348	36
440,870	AUD for USD	Westpac Group	10/25/12	456,426	(7,916)
463,477	CAD for USD	Barclays Bank plc	10/25/12	471,207	(17,071)
11,500	CAD for USD	UBS AG	10/25/12	11,692	(48)
6,300	CAD for USD	Westpac Group	10/25/12	6,405	(126)
30,749	CHF for USD	Deutsche Bank	10/25/12	32,708	(1,638)
2,300	CHF for USD	UBS AG	10/25/12	2,447	(88)
514,333	DKK for USD	Barclays Bank plc	10/25/12	88,694	(4,728)

14,200	DKK for USD	UBS AG	10/25/12	2,449	(97)
88,900	EUR for USD	HSBC Holdings plc	10/25/12	114,267	(4,843)
62,400	EUR for USD	UBS AG	10/25/12	80,205	(1,747)
4,305,203	EUR for USD	UBS AG	10/25/12	5,533,646	(308,464)
24,700	GBP for USD	HSBC Holdings plc	10/25/12	39,883	(1,369)
11,800	GBP for USD	UBS AG	10/25/12	19,053	(306)
50,529	GBP for USD	UBS AG	10/25/12	81,589	(3,054)
1,715,528	GBP for USD	UBS AG	10/25/12	2,770,043	(109,499)
25,116,815	JPY for USD	Barclays Bank plc	10/25/12	321,906	(4,942)
1,145,200	JPY for USD	HSBC Holdings plc	10/25/12	14,677	(18)
4,505,200	JPY for USD	UBS AG	10/25/12	57,740	(233)
414,713,645	JPY for USD	UBS AG	10/25/12	5,315,119	(20,813)
8,000	NOK for USD	Deutsche Bank	10/25/12	1,395	(69)
700	NZD for USD	Westpac Group	10/25/12	579	(14)
19,994	NZD for USD	Westpac Group	10/25/12	16,546	(860)
16,400	SEK for USD	Deutsche Bank	10/25/12	2,495	(78)
1,382,939	SEK for USD	Deutsche Bank	10/25/12	210,390	(12,703)
77,400	SGD for USD	HSBC Holdings plc	10/25/12	63,069	71
1,192,900	TWD for USD	HSBC Holdings plc	10/25/12	40,672	(70)
				15,973,829	(505,455)
(Value on Settlement Date $15,468,374)

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Gain (Loss) ($)
7	U.S. Treasury 10-Year Notes	December 2012	934,391	(6,086)

Notes to Schedule of Investments
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
DKK	-	Danish Krone
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
JPY	-	Japanese Yen
KRW	-	South Korea Won
LB-UBS	-	Lehman Brothers, Inc. - UBS AG
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PHHMC	-	PHH Mortgage Corporation
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar

VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $1,072,020, which represented 3.7% of total net assets.

(2)	Final maturity date indicated, unless otherwise noted.
(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $21,234.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)

Investment Securities
Sovereign Governments and Agencies	—	12,197,036	—
Corporate Bonds	—	7,384,981	—
U.S. Government Agency Mortgage-Backed Securities	—	3,607,312	—
U.S. Treasury Securities	—	1,403,738	—
Commercial Mortgage-Backed Securities	—	646,905	—
Collateralized Mortgage Obligations	—	374,792	—
Municipal Securities	—	254,076	—
U.S. Government Agency Securities	—	118,923	—
Temporary Cash Investments	394,461	1,618,002	—
Total Value of Investment Securities	394,461	27,605,765	—

Other Financial Instruments
Futures Contracts	(6,086)	—	—
Forward Foreign Currency Exchange Contracts	—	(483,017)	—
Total Unrealized Gain (Loss) on Other Financial Instruments	(6,086)	(483,017)	—

3. Federal Tax Information

As of September 30, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$27,314,829
Gross tax appreciation of investments	$742,269
Gross tax depreciation of investments	(56,872)
Net tax appreciation (depreciation) of investments	$685,397

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century International Bond Funds

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	November 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	November 27, 2012

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	November 27, 2012